Commitments and Contingencies - Schedule of Future Minimum Payments Under Non-Cancelable Agreements for Property Management Fees (Details) - Dec. 31, 2019 - Property Management Fees
¥ in Thousands, $ in Thousands
	CNY (¥)	USD ($)
Commitments And Contingencies Disclosure [Line Items]
2020	¥ 5,699	$ 819
2021	5,647	811
2022	5,637	810
2023	4,578	658
2024 and thereafter	17,730	2,546
Future minimum payments under non-cancelable agreements	¥ 39,291	$ 5,644